Organization and Summary of Significant Accounting Policies (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Fair Value Hierarchy for Warrant Liabilities
The following table is a reconciliation for all liabilities measured at fair value using Level 3 unobservable inputs (in thousands) during the current period:

Warrant liabilities
Balance as of December 31, 2017	$694
Change in fair value measurement of warrant liability	(222)
Warrant liability reclassified to stockholders' equity	(472)
Balance as of September 30, 2018	$—

The following table is a reconciliation for the common stock warrant liabilities measured at fair value using Level 3 unobservable inputs (in thousands):

Warrant liabilities
Balance as of December 31, 2016	$846
Change in fair value measurement of warrant liability	646
Warrant liability reclassified to stockholders' equity	(798)
Balance as of December 31, 2017	$694

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The following securities that could potentially dilute net income (loss) per share in the future are not included in the determination of diluted income (loss) per share as their effect is anti-dilutive (in thousands):

	As of September 30,
	2018	2017
Outstanding stock options	1,031	391
Outstanding warrants	13,095	7,270
Restricted stock units	419	721

The following securities that could potentially decrease net income (loss) per share in the future are not included in the determination of diluted income (loss) per share as their effect is anti-dilutive (in thousands):

	Year Ended December 31,
	2017	2016
Outstanding stock options	368	415
Outstanding warrants	7,084	2,318
Restricted stock units	718	115
	8,170	2,848

Schedule of Assumptions Used to Estimate the Fair Value of Stock Option Grants
The table below presents the weighted average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option-pricing model, as well as the resulting weighted average fair values at their issuance dates during the nine months ended September 30, 2018. No stock options were granted during the first nine months of 2017.

September 30, 2018
Risk-free interest rate	2.27%-2.29%
Volatility	98.09%-105.01%
Dividend yield	—%
Expected term	5-6.08 years
Forfeiture rate	—%
Weighted average grant date fair value	$1.66

The following table presents the weighted average assumptions used by the Company to estimate the fair value of stock option grants using the Black-Scholes option-pricing model, as well as the resulting weighted average fair values at their issuance dates during the year ended December 31, 2016. No stock options were granted during the year ended December 31, 2017.

2016
Risk-free interest rate	1.36%-1.78%
Volatility	72.35%-80.02%
Dividend yield	—%
Expected term	5.25-6.08 years
Forfeiture rate	11.33%
Weighted average fair value	$7.23

Schedule of Stock Option Activity
A summary of the Company’s stock option activity under its stock option plans during the nine months ended September 30, 2018 is as follows (share amounts in thousands):

	Number of Shares	Weighted Average Exercise Price
Outstanding as of December 31, 2017	369	$17.37
Granted	695	$2.11
Cancelled	(33)	$2.40
Outstanding as of September 30, 2018	1,031	$7.56

A summary of stock option activity during the year ended December 31, 2017 is as follows (share amounts in thousands):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Total Aggregate Intrinsic Value
Outstanding as of December 31, 2016	415	$17.23	7.6	$—
Cancelled	(46)	16.08	—	—
Outstanding as of December 31, 2017	369	$17.37	6.7	$—
Vested and expected to vest as of December 31, 2017	356	$17.61	6.7	$—
Exercisable as of December 31, 2017	293	$18.91	6.4	$—

Schedule of Restricted Stock Unit Activity
A summary of the Company’s restricted stock unit activity under its stock option plans during the nine months ended September 30, 2018 is as follows (share amounts in thousands):

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested as of December 31, 2017	718	$1.57
Vested	(288)	$1.82
Forfeited	(11)	$1.32
Unvested as of September 30, 2018	419	$1.40

Schedule of Stock-Based Compensation Expense from Share-Based Awards
The following table summarizes the total stock-based compensation expense resulting from share-based awards recorded in the Company’s condensed consolidated statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Research and development	$201	$57	$279	$193
General and administrative	228	275	706	710
Total	$429	$332	$985	$903

The following table summarizes the total stock-based compensation expense resulting from share-based awards recorded in the Company’s consolidated statements of operations (in thousands):

	Year Ended December 31,
	2017	2016
Research and development	$227	$534
General and administrative	911	1,213
	$1,138	$1,747